Award Timing Disclosure	12 Months Ended
	Nov. 02, 2025	Dec. 11, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

OPTION AWARD DISCLOSURE

We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. The Company’s long-standing practice has been to grant LTI equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Committee or, with respect to the CEO’s equity award, the Board, reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs, PSUs, and stock options) to executive officers. The grant of approved equity awards then occurs a week after the Board’s first quarterly meeting. The first quarterly meeting of the Board typically occurs after the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year.

The Committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year.

The Company has not timed and does not intend to time the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule. Over the last three years, the average percentage change in the value of the Company’s common stock from the last trading day before the filing of the Company’s Annual Report on Form 10-K to the trading day immediately following such filing is -1.64%, demonstrating that the release of the Company’s Annual Report on Form 10-K, and any material nonpublic information contained therein, does not meaningfully influence the Company’s stock price, and by extension, the value of stock options or other LTI equity awards at the time of grant.

The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the Company’s NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. The Company did not grant any stock options to NEOs of the Company in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.

					Percentage Change in the Closing Market Price
					of the Securities Underlying the Award
					Between the Trading Day Ending Immediately
					Prior to the Disclosure of Material Nonpublic
					Information and the Trading Day Beginning
		Number of Securities	Exercise Price	Grant Date Fair Value	Immediately Following the Disclosure of
Name	Grant Date	Underlying the Award	of the Award ($/sh)	of the Award	Material Nonpublic Information

John C. May	12/11/2024	36,597	$448.03	$4,255,133	(1.72)%
Joshua A. Jepsen	12/11/2024	8,902	$448.03	$1,035,036	(1.72)%
Ryan D. Campbell	12/11/2024	8,902	$448.03	$1,035,036	(1.72)%
Rajesh Kalathur	12/11/2024	8,515	$448.03	$990,039	(1.72)%
Deanna M. Kovar	12/11/2024	8,515	$448.03	$990,039	(1.72)%

Awards Close in Time to MNPI Disclosures, Table

The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to the Company’s NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. The Company did not grant any stock options to NEOs of the Company in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information.

					Percentage Change in the Closing Market Price
					of the Securities Underlying the Award
					Between the Trading Day Ending Immediately
					Prior to the Disclosure of Material Nonpublic
					Information and the Trading Day Beginning
		Number of Securities	Exercise Price	Grant Date Fair Value	Immediately Following the Disclosure of
Name	Grant Date	Underlying the Award	of the Award ($/sh)	of the Award	Material Nonpublic Information

John C. May	12/11/2024	36,597	$448.03	$4,255,133	(1.72)%
Joshua A. Jepsen	12/11/2024	8,902	$448.03	$1,035,036	(1.72)%
Ryan D. Campbell	12/11/2024	8,902	$448.03	$1,035,036	(1.72)%
Rajesh Kalathur	12/11/2024	8,515	$448.03	$990,039	(1.72)%
Deanna M. Kovar	12/11/2024	8,515	$448.03	$990,039	(1.72)%

John C. May | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		John C. May
Underlying Securities | shares		36,597
Exercise Price | $ / shares		$ 448.03
Fair Value as of Grant Date | $		$ 4,255,133
Underlying Security Market Price Change		(1.72)
Joshua A. Jepsen | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Joshua A. Jepsen
Underlying Securities | shares		8,902
Exercise Price | $ / shares		$ 448.03
Fair Value as of Grant Date | $		$ 1,035,036
Underlying Security Market Price Change		(1.72)
Ryan D. Campbell | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Ryan D. Campbell
Underlying Securities | shares		8,902
Exercise Price | $ / shares		$ 448.03
Fair Value as of Grant Date | $		$ 1,035,036
Underlying Security Market Price Change		(1.72)
Rajesh Kalathur | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Rajesh Kalathur
Underlying Securities | shares		8,515
Exercise Price | $ / shares		$ 448.03
Fair Value as of Grant Date | $		$ 990,039
Underlying Security Market Price Change		(1.72)
Deanna M. Kovar | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Deanna M. Kovar
Underlying Securities | shares		8,515
Exercise Price | $ / shares		$ 448.03
Fair Value as of Grant Date | $		$ 990,039
Underlying Security Market Price Change		(1.72)